DEAN WITTER DIVERSIFIED INCOME TRUST          Two World Trade Center, New York,
                                              New York 10048
LETTER TO THE SHAREHOLDERS October 31, 1996

DEAR SHAREHOLDER:

During the twelve-month period ended October 31, 1996, interest rates as measured by U.S. Treasury securities were highly volatile. In late 1995, rates declined as data supported the perception that the economy had indeed slowed. This perception, however, quickly reversed itself in early 1996 when consumer demand, rebates and incentives by auto dealers, and low mortgage rates drove retail sales and housing starts sharply higher. As a result of continued inventory liquidation and strong employment data, interest rates rose causing considerable concern about a quickly rebounding economy and a possible inflation surge. Then, by early September 1996, interest rates began to decline as evidence of a moderating economy and the unlikelihood of the Federal Reserve Board taking overt action to slow the economy became apparent. On October 31, 1996, the thirty-year Treasury bond yielded 6.64 percent compared to 6.33 percent twelve months ago.

Outside the United States, European bond markets continued to respond to ongoing significant progress in those countries' deficit reduction programs and to improving inflation outlooks. These developments allowed European central banks to periodically reduce short-term rates. As a result, yields broadly declined across the European markets, especially in Italy, Spain and Sweden. Hence, since the beginning of the fiscal year through October 1996, three-year bond yields in Italy dropped from 11 percent to 7 percent. Likewise, three-year yields declined by about 3.5 percentage points in Spain and by about 3.1 percentage points in Sweden. Yields on three-year bonds in Canada and Australia also declined, by about 2.0 percentage points and 1.2 percentage points, respectively.

In the foreign exchange markets, the U.S. dollar, reacting to improving interest rate differentials and a stronger U.S. economic outlook, appreciated against most major currencies; 10.5 percent against the Japanese yen and 7.2 percent against the German mark. However, the dollar index, which measures the U.S. currency's strength against other currencies, registered a more modest gain of about 4 percent.

DEAN WITTER DIVERSIFIED INCOME TRUST
LETTER TO THE SHAREHOLDERS October 31, 1996, continued



DEAN WITTER DIVERSIFIED INCOME TRUST
                            GROWTH OF $10,000
                                   LEHMAN GOVERNMENT/
                                   CORPORATE INTERMEDIATE

   DATE                                   TOTAL           INDEX       LIPPER IX
   ----                                   -----           -----       ---------
April  9, 1992                           $10,000         $10,000       $10,000
October 31, 1992                         $10,373         $10,620       $10,641
October 31, 1993                         $11,410         $11,679       $12,336
October 31, 1994                         $11,332         $11,454       $11,700
October 31, 1995                         $12,551         $12,888       $13,247
October 31, 1996                         $13,546 (3)     $13,637       $14,442



                          AVERAGE ANNUAL TOTAL RETURNS

                       1 YEAR                LIFE OF FUND
                       ------                ------------
                        9.49 (1)                 7.22 (1)
                        4.49 (2)                 6.88 (2)

                   Fund           Lehman (4)            Lipper IX (5)
            ------          ------               ------


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.
-----------------------------------------------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable contingent deferred sales charge (CDSC) (1 Year-5%, since inception-2%). See the Fund's current prospectus for complete details on fees and sales charges.

(3) Closing value after the deduction of a 2% CDSC, assuming a complete redemption on October 31, 1996.

(4) The Lehman Brothers Mutual Fund Government/Corporate Intermediate Bond Index tracks the performance of government and corporate bonds, including U.S. Government agency and U.S. Treasury securities and corporate and yankee bonds with maturities of 1 to 10 years. The performance of the index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(5) The Lipper General Bond Funds Index is an equally-weighted performance index of the largest- qualifying funds (based on net assets) in the Lipper General Bond Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index.

PERFORMANCE AND PORTFOLIO

Against this backdrop, Dean Witter Diversified Income Trust produced a total return of 9.49 percent for the twelve months ended October 31, 1996, compared to a return of 5.81 percent for the Lehman Brothers Mutual Fund Government/Corporate Intermediate Bond Index and 9.02 percent for the Lipper General Bond Funds Index. The accompanying chart illustrates the growth of a $10,000 investment in the Fund from inception (April 9, 1992) versus the performance of similar investments in the issues that comprise the unmanaged Lehman Brothers Mutual Fund Government/Corporate Intermediate Bond and the Lipper General Bond Funds Indexes.

As of October 31, 1996, the Fund's net assets exceeded $745 million. Assets were divided equally among short-term global securities, U.S. government and agency-backed securities and higher yielding corporate bonds. During the fiscal year, the Fund's dividends totaled $0.72 per share.

SHORT-TERM GLOBAL SECTOR

This year's performance of the Fund's global sector was attributable to investments in markets that exhibited continuously improving inflation outlooks and fiscal discipline and to timely moves by the Fund to protect its overseas investments from the strengthening of the dollar. In addition, the Fund maintained its weightings in Italy, Spain and Sweden to take advantage of the higher yields available in those markets relative to the U.S. and rising bond prices. Furthermore, the global sector also increased investment in Australia and New Zealand to participate in the higher and stable yields and exchange rates of those countries. We hedged most of the Fund's European currency risks back into the dollar as the U.S. currency appreciated in value. As of October 31, 1996, 72 percent of the Fund's global sector assets were in Europe, 23 percent were in the Pacific Basin countries and 5 percent were in North America.



U.S. GOVERNMENT/MORTGAGE SECTOR

For the period under review, mortgage-backed securities outperformed similar maturity U.S. Treasury securities.

DEAN WITTER DIVERSIFIED INCOME TRUST
LETTER TO THE SHAREHOLDERS October 31, 1996, continued

Accordingly, as cash flows permitted, we purchased current coupon mortgage-backed securities at attractive levels, enhancing the Fund's prospects for higher total returns. As of October 31, 1996, 85 percent of this sector of the Fund was comprised of mortgage-backed securities issued by Federal National Mortgage Association (FNMA), Government National Mortgage Association (GNMA), and Federal Home Loan Mortgage Corp. (FHLMC) with 6.5 to 8.0 percent coupons, 10 percent consisted of U.S. agency strips and the remaining 5 percent consisted of U.S. Treasuries.

HIGH-YIELD SECTOR

The investment strategy of the Fund's high-yield sector remained essentially unchanged over the past year, with a continued emphasis on discounted B-rated issues. In today's market, many of these issues can be purchased below par providing significant appreciation potential and an attractive yield (of about 11 to 12 percent) versus comparable U.S. Treasuries. In light of the rebounding economy, we feel comfortable with the earnings outlook of most of our B-rated issuers. Recognizing that the economy may slow somewhat during the remainder of 1996, we have tried to limit the portfolio's volatility by focusing primarily on growth-related, recession-resistant industries such as cable, media, food and beverage, and telecommunications.

LOOKING AHEAD

We expect the U.S. economy to maintain a slow to moderate pace for the fourth quarter of 1996 and into 1997. Before taking overt action to slow the economy, the Federal Reserve Board is likely to look for sustained confirmation of rising inflation and a stronger economy. We believe that inflation will remain subdued, albeit at a slightly higher level than 1996. Outside the U.S., European bond markets should perform well as a result of continued progress in deficit reduction programs and improving inflation outlooks.

We appreciate your ongoing support of Dean Witter Diversified Income Trust and look forward to continuing to serve your investment objectives in the months and years to come.

Very truly yours,

/s/ Charles A. Fiumefreddo

CHARLES A. FIUMEFREDDO
Chairman of the Board

DEAN WITTER DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS October 31, 1996

  PRINCIPAL
  AMOUNT IN                                                                     COUPON    MATURITY
  THOUSANDS                                                                      RATE       DATE         VALUE
------------------------------------------------------------------------------------------------------------------
              GOVERNMENT & CORPORATE BONDS (93.1%)
              AUSTRALIA (3.4%)
              Government Obligations
Au$   23,211  Queensland Treasury Corp. (a)  ..................................  8.00 %   05/14/97   $ 18,513,885
       7,300  Queensland Treasury Corp.  ...................................... 12.00     05/15/97      5,939,674
         995  Queensland Treasury Corp.  ......................................  8.00     07/14/99        811,444
                                                                                                    --------------
              TOTAL AUSTRALIA  .....................................................................   25,265,003
                                                                                                    --------------
              CANADA (1.4%)
              Government Obligations
Ca$    7,150  Canada Treasury Bond  ...........................................  8.00     11/01/98      5,707,601
       6,200  Canada Treasury Bond  ...........................................  5.75     03/01/99      4,752,298
                                                                                                    --------------
              TOTAL CANADA  ........................................................................   10,459,899
                                                                                                    --------------
              DENMARK (4.6%)
              Government Obligations
DKr  152,900  Denmark Treasury Note (a)  ......................................  9.00     11/15/98     28,503,046
      32,400  Denmark Treasury Note (a)  ......................................  6.00     02/15/99      5,723,694
                                                                                                    --------------
                                                                                                       34,226,740
                                                                                                    --------------
              GERMANY (2.6%)
              Finance (0.5%)
DEM    6,000  Deutsche Finance BV (a)  ........................................  6.25     04/08/97      3,998,024
                                                                                                    --------------
              Government Obligations (2.1%)
      16,800  Bundes Obligation (a)  ..........................................  8.375    01/20/97     11,186,719
       6,450  Bundes Obligation (a)  ..........................................  6.875    02/24/99      4,523,073
                                                                                                    --------------
                                                                                                       15,709,792
                                                                                                    --------------
              TOTAL GERMANY  .......................................................................   19,707,816
                                                                                                    --------------
              IRELAND (0.9%)
              Government Obligation
IEP    3,850  Ireland Treasury Bond  ..........................................  9.75     06/01/98      6,611,019
                                                                                                    --------------
              ITALY (3.9%)
              Finance (0.1%)
ITL     230 M Abbey National Treasury Bond (a)  ............................... 11.00     04/21/97        153,349
        900 M Credit Suisse Finance Gibraltar (a)  ............................ 11.625    05/27/97        603,722
                                                                                                    --------------
                                                                                                          757,071
                                                                                                    --------------
              Government Obligation (3.8%)
     40,425 M Italy Treasury Bond (a)  ........................................  9.50     02/01/99     27,964,218
                                                                                                    --------------
              TOTAL ITALY  .........................................................................   28,721,289
                                                                                                    --------------

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS October 31, 1996, continued

  PRINCIPAL
  AMOUNT IN                                                                     COUPON    MATURITY
  THOUSANDS                                                                      RATE       DATE         VALUE
------------------------------------------------------------------------------------------------------------------
              NEW ZEALAND (1.9%)
              Government Obligations
NZ$   10,660  New Zealand Treasury Bond (a)  ..................................  9.00 %   11/15/96    $ 7,528,215
       9,500  New Zealand Treasury Bond (a)  .................................. 10.00     07/15/97      6,794,190
                                                                                                    --------------
              TOTAL NEW ZEALAND  ...................................................................   14,322,405
                                                                                                    --------------
              PORTUGAL (1.5%)
              Government Obligation
PTE   1,693 M Portugal Treasury Bond (a)  .....................................  8.375    01/23/99     11,399,942
                                                                                                    --------------
              SPAIN (3.3%)
              Government Obligations
ESP   1,016 M Spain Treasury Bond (a)  ........................................ 11.45     08/30/98      8,572,475
        941 M Spain Treasury Bond (a)  ........................................  9.90     10/31/98      7,788,068
        990 M Spain Treasury Bond (a)  ........................................  9.40     04/30/99      8,204,450
                                                                                                    --------------
              TOTAL SPAIN  .........................................................................   24,564,993
                                                                                                    --------------
              SWEDEN (4.5%)
              Finance (0.4%)
SEK   18,000  Deutsche Bank Finance NV  ....................................... 10.25     02/24/97      2,776,166
                                                                                                    --------------
              Government Obligation (4.1%)
     180,800  Sweden Treasury Bond (a)  ....................................... 11.00     01/21/99     30,549,757
                                                                                                    --------------
              TOTAL SWEDEN  ........................................................................   33,325,923
                                                                                                    --------------
              UNITED KINGDOM (0.7%)
              Government Obligation
pounds
sterling
       3,200  United Kingdom Government Bond (Conv.)  ........................   7.00     08/06/97      5,238,296
                                                                                                    --------------
              UNITED STATES (64.4%)
              Aerospace (0.6%)
$      4,750  Sabreliner Corp. (Series B)  .................................... 12.50     04/15/03      4,465,000
                                                                                                    --------------
              Automotive (1.4%)
       4,800  Am General Corporation  ......................................... 12.875    05/01/02      4,632,000
       3,000  Envirotest Systems, Inc.  .......................................  9.125    03/15/01      2,760,000
       2,500  Toyota Motor Corp.  ............................................. 15.00     09/26/97      2,701,200
                                                                                                    --------------
                                                                                                       10,093,200
                                                                                                    --------------
              Broadcast Media (1.1%)
       4,000  Paxson Communications Corp.  .................................... 11.625    10/01/02      4,120,000
       4,000  Spanish Broadcasting System, Inc.  ..............................  7.50     06/15/02      4,240,000
                                                                                                    --------------
                                                                                                        8,360,000
                                                                                                    --------------

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS October 31, 1996, continued

  PRINCIPAL
  AMOUNT IN                                                                     COUPON    MATURITY
  THOUSANDS                                                                      RATE       DATE         VALUE
------------------------------------------------------------------------------------------------------------------
              Business Services (1.8%)
$      7,376  Anacomp, Inc.  .................................................. 13.00 +%  06/04/02    $ 7,781,680
       5,250  Xerox Corp.  .................................................... 15.00     06/10/97      5,534,760
                                                                                                    --------------
                                                                                                       13,316,440
                                                                                                    --------------
              Cable & Telecommunications (6.0%)
       4,235  Adelphia Communications Corp. (Series B)  .......................  9.50 +   02/15/04      3,535,823
       5,050  American Communications Services, Inc.  ......................... 13.00 ++  11/01/05      2,828,000
       5,400  AT&T Capital Corp.  ............................................. 15.00     05/05/97      5,644,782
       3,846  Falcon Holdings Group L.P. (Series B)  .......................... 11.00 +   09/15/03      3,548,166
       1,850  Frontiervision Corp.  ........................................... 11.00     10/15/06      1,836,125
       9,000  Hyperion Telecommunications Inc.  ............................... 13.00 ++  04/15/03      5,265,000
       6,800  IXC Communications Inc. (Series B)  ............................. 12.50     10/01/05      7,140,000
      28,500  In-Flight Phone Corp. (Series B)  ............................... 14.00 ++  05/15/02     10,830,000
       4,000  Peoples Telephone Co., Inc.  .................................... 12.25     07/15/02      4,200,000
                                                                                                    --------------
                                                                                                       44,827,896
                                                                                                    --------------
              Computer Equipment (1.5%)
       4,000  Advanced Micro Devices  ......................................... 11.00     08/01/03      4,180,000
       3,300  Unisys Corp.  ................................................... 15.00     07/01/97      3,489,750
       3,275  Unisys Corp. (Conv.)  ...........................................  8.25     03/15/06      3,741,687
                                                                                                    --------------
                                                                                                       11,411,437
                                                                                                    --------------
              Consumer Products (0.3%)
       2,500  J.B. Williams Holdings, Inc.  ................................... 12.00     03/01/04      2,562,500
                                                                                                    --------------
              Electrical & Alarm Systems (0.6%)
       4,980  Mosler, Inc.  ................................................... 11.00     04/15/03      4,606,500
                                                                                                    --------------
              Electronics -Semiconductors (0.5%)
       4,400  Integrated Device Technology (Conv.)  ...........................  5.50     06/01/02      3,564,000
                                                                                                    --------------
              Entertainment/Gaming & Lodging (4.9%)
      12,455  Cobblestone Holdings, Inc. -144A*  ..............................  0.00     06/01/04      4,779,606
       4,400  Fitzgeralds Gaming Corp. (Units)++  ............................. 13.00     12/31/02      3,740,000
       4,400  Lady Luck Gaming Finance Corp.  ................................. 11.875    03/01/01      4,356,000
       7,920  Motels of America, Inc. (Series B)  ............................. 12.00     04/15/04      6,652,800
       3,350  Nextlink Communications  ........................................ 12.50     04/15/06      3,433,750
       3,800  Orbcomm Global -144A*  .......................................... 14.00     08/15/04      3,838,000
       4,000  Players International, Inc.  .................................... 10.875    04/15/05      3,980,000
       1,500  Plitt Theaters, Inc. (Canada)  .................................. 10.875    06/15/04      1,522,500
       5,000  President Riverboat Casinos, Inc.  .............................. 13.00     09/15/01      4,100,000
                                                                                                    --------------
                                                                                                       36,402,656
                                                                                                    --------------

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS October 31, 1996, continued

  PRINCIPAL
  AMOUNT IN                                                                     COUPON    MATURITY
  THOUSANDS                                                                      RATE       DATE         VALUE
------------------------------------------------------------------------------------------------------------------
              Financial (0.4%)
$      2,500  Household Finance Corp.  ........................................ 15.00 %   09/25/97    $ 2,700,725
                                                                                                    --------------
              Foods & Beverages (2.9%)
       9,100  Envirodyne Industries, Inc.  .................................... 10.25     12/01/01      8,235,500
       3,850  Great American Cookie Inc.  ..................................... 10.875    01/15/01      3,368,750
      22,550  Specialty Foods Acquisition Corp. (Series B)  ................... 13.00 ++  08/15/05      9,132,750
       1,500  Specialty Foods Corp.  .......................................... 11.25     08/15/03      1,200,000
                                                                                                    --------------
                                                                                                       21,937,000
                                                                                                    --------------
              Healthcare (0.9%)
       6,300  Unilab Corp.  ................................................... 11.00     04/01/06      4,819,500
       1,850  Unison Healthcare  .............................................. 12.25     11/01/06      1,863,875
                                                                                                    --------------
                                                                                                        6,683,375
                                                                                                    --------------
              Manufacturing (1.5%)
       1,995  Alpine Group, Inc. (Series B)  .................................. 12.25     07/15/03      2,134,650
       4,000  Exide Electronics Group  ........................................ 11.50     03/15/06      4,220,000
       5,000  Uniroyal Technology Corp.  ...................................... 11.75     06/01/03      4,950,000
                                                                                                    --------------
                                                                                                       11,304,650
                                                                                                    --------------
              Manufacturing -Diversified (1.4%)
       3,000  Interlake Corp.  ................................................ 12.125    03/01/02      3,150,000
       2,800  J.B. Poindexter & Co., Inc.  .................................... 12.50     05/15/04      2,744,000
       4,815  Jordan Industries, Inc.  ........................................ 10.375    08/01/03      4,706,662
                                                                                                    --------------
                                                                                                       10,600,662
                                                                                                    --------------
              Oil & Gas (0.3%)
       2,500  Empire Gas Corp.  ...............................................  7.00     07/15/04      2,175,000
                                                                                                    --------------
              Publishing (1.5%)
       5,000  Affiliated Newspapers Investments, Inc.  ........................ 13.25 ++  07/01/06      3,900,000
      11,200  Marvel Holdings, Inc.  ..........................................  0.00     04/15/98      4,704,000
       2,500  United States Banknote Corp. (Series B)  ........................ 10.375    06/01/02      2,362,500
                                                                                                    --------------
                                                                                                       10,966,500
                                                                                                    --------------
              Restaurants (1.8%)
       6,000  American Restaurant Group Holdings, Inc.  ....................... 14.00 ++  12/15/05      2,175,000
       1,025  Boston Chicken Inc. (Conv.)  ....................................  4.50     02/01/04      1,335,063
       9,800  FRD Acquisition Corp.  .......................................... 12.50     07/15/04      9,800,000
                                                                                                    --------------
                                                                                                       13,310,063
                                                                                                    --------------

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS October 31, 1996, continued

  PRINCIPAL
  AMOUNT IN                                                                     COUPON    MATURITY
  THOUSANDS                                                                      RATE       DATE         VALUE
------------------------------------------------------------------------------------------------------------------
              Retail (1.1%)
$      3,350  Apparel Ventures, Inc. (Series B)  .............................. 12.25 %  12/31/00    $  2,546,000
       1,959  Cort Furniture Rental Corp.  .................................... 12.00    09/01/00       2,064,296
      10,450  County Seat Stores Co. (b)  ..................................... 12.00    10/01/02       3,239,500
                                                                                                    --------------
                                                                                                        7,849,796
                                                                                                    --------------
              Textiles -Apparel Manufacturers (1.0%)
       3,800  Reeves Industries, Inc.  ........................................ 11.00    07/15/02       3,591,000
       4,500  U.S. Leather, Inc.  ............................................. 10.25    07/31/03       3,825,000
                                                                                                    --------------
                                                                                                        7,416,000
                                                                                                    --------------
              Transportation (0.4%)
       3,040  Trans World Airlines Inc.  ...................................... 12.00+   11/03/98       2,986,800
                                                                                                    --------------
              U.S. Government & Agency Obligations (32.5%)
       3,695  Federal Home Loan Mortgage
              Corp. (0.5%)  ...................................................  8.00    10/01/24-
                                                                                         06/01/25       3,777,464
                                                                                                    --------------
              Federal National Mortgage Assoc. (a) (15.9%)
       6,000  Principal Strip  ................................................  0.00    02/12/04-
                                                                                         02/01/05       3,539,600
       3,950  .................................................................  6.00    02/01/11-
                                                                                         03/01/11       3,804,523
      22,903  .................................................................  6.50    10/01/08-
                                                                                         02/01/24      22,314,898
      31,624  .................................................................  7.00    08/01/08-
                                                                                         12/01/25      31,087,877
      20,770  .................................................................  7.50    02/01/22-
                                                                                         11/01/25      20,808,572
      14,040  .................................................................  8.00    09/01/01-
                                                                                         06/01/26      14,367,088
      21,808  .................................................................  8.50    07/01/17-
                                                                                         05/01/25      22,591,917
                                                                                                    --------------
                                                                                                      118,514,475
                                                                                                    --------------
              Government National Mortgage Assoc. (a) (11.8%)
       4,532  .................................................................  6.50    11/20/23-
                                                                                         02/20/24       4,314,165
       3,000  .................................................................  6.50       **          2,868,757
      18,477  .................................................................  7.00    12/15/22-
                                                                                         10/15/26      18,103,843
       8,000  .................................................................  7.00       **          7,847,500
      39,581  .................................................................  7.50    05/15/17-
                                                                                         10/15/26      39,682,203

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS October 31, 1996, continued

  PRINCIPAL
  AMOUNT IN                                                                     COUPON    MATURITY
  THOUSANDS                                                                      RATE       DATE         VALUE
------------------------------------------------------------------------------------------------------------------
$      3,000  .................................................................  7.50 %      **      $  3,009,375
       8,127  .................................................................  8.00     01/15/22-
                                                                                          10/15/24      8,310,226
       3,648  .................................................................  8.50     08/15/22-
                                                                                          12/15/24      3,787,109
                                                                                                    --------------
                                                                                                       87,923,178
                                                                                                    --------------
              Resolution Funding Corp. (a) (2.1%)
      27,000  .................................................................  0.00     10/15/04-
                                                                                          07/15/05     15,695,190
                                                                                                    --------------
              U.S. Treasury Notes (a) (1.7%)
       3,000  .................................................................  4.75     09/30/98-
                                                                                          10/31/98      2,945,370
       1,600  .................................................................  5.50     11/15/98      1,591,744
       2,000  .................................................................  5.75     10/31/00      1,980,640
       2,000  .................................................................  6.25     08/31/00      2,015,640
       4,000  .................................................................  6.375    09/30/01      4,045,840
                                                                                                    --------------
                                                                                                       12,579,234
                                                                                                    --------------
              U.S. Treasury Strip (a) (0.5%)
       4,000  .................................................................  0.00     05/15/97      3,888,840
                                                                                                    --------------
              TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS  ..........................................  242,378,381
                                                                                                    --------------
              TOTAL UNITED STATES  .................................................................  479,918,581
                                                                                                    --------------
              TOTAL GOVERNMENT & CORPORATE BONDS
              (Identified Cost $702,467,281)  ......................................................  693,761,906
                                                                                                    --------------

 NUMBER OF
   SHARES                                                                           VALUE
---------------------------------------------------------------------------------------------
              COMMON STOCKS (c) (1.4%)
              Electrical & Alarm Systems (0.1%)
33,600        Protection One, Inc.  ...........................................     378,000
                                                                                --------------
              Entertainment/Gaming & Lodging (0.0%)
12,455        Cobblestone Holdings, Inc.  .....................................     211,735
 2,000        Motels of America, Inc. -144A*  .................................     140,000
                                                                                --------------
                                                                                    351,735
                                                                                --------------

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS October 31, 1996, continued

 NUMBER OF
   SHARES                                                                           VALUE
---------------------------------------------------------------------------------------------
             Foods & Beverages (0.6%)
332,675      Seven-Up/RC Bottling Co. Southern California, Inc. (d)  .........   $ 3,825,762
198,750      Specialty Foods Acquisition Corp. -144A*  .......................       285,803
                                                                               --------------
                                                                                   4,111,565
                                                                               --------------
             Healthcare (0.1%)
410,000      Unigene Laboratories, Inc.  .....................................     1,037,812
120,800      Unilab Corp.  ...................................................        75,500
                                                                               --------------
                                                                                   1,113,312
                                                                               --------------
             Manufacturing -Diversified (0.5%)
162,500      Thermadyne Holdings Corp. (d)  ..................................     3,717,188
                                                                               --------------
             Oil & Gas (0.1%)
196,500      HarCor Energy, Inc.  ............................................       933,375
                                                                               --------------
             Restaurants (0.0%)
  6,000      American Restaurant Group Holdings, Inc. -144A*  ................        36,000
                                                                               --------------
             TOTAL COMMON STOCKS
             (Identified Cost $10,153,560)  ..................................    10,641,175
                                                                               --------------
             PREFERRED STOCKS (c) (0.4%)
             Entertainment/Gaming & Lodging
 80,000      Fitzgeralds Gaming Corp. (Units)++  .............................     1,840,000
 27,000      Lady Luck Gaming Finance Corp.  .................................       843,750
                                                                               --------------
             TOTAL PREFERRED STOCKS
             (Identified Cost $2,792,450)  ...................................     2,683,750
                                                                               --------------

   NUMBER OF                                                                      EXPIRATION
   WARRANTS                                                                          DATE           VALUE
-------------------------------------------------------------------------------------------------------------
             WARRANTS (c) (0.1%)
             Aerospace (0.0%)
  1,000      Sabreliner Corp. (Restricted) -144A* ............................     04/15/03           10,000
                                                                                               --------------
             Cable & Telecommunications (0.1%)
  9,000      Hyperion Telecommunication Inc. -144A* ..........................     04/01/01          450,000
 11,500      In-Flight Phone Corp. -144A* ....................................     08/31/02           69,000
                                                                                               --------------
                                                                                                     519,000
                                                                                               --------------
             Containers (0.0%)
  2,000      Crown Packaging Holdings, Ltd. (Canada) -144A* ..................     11/01/03               20
                                                                                               --------------
             Entertainment/Gaming & Lodging (0.0%)
  2,899      Fitzgerald Gaming Corp.  ........................................     12/19/98           13,045
  3,500      Fitzgeralds South Inc. -144A* ...................................     03/15/99                4
                                                                                               --------------
                                                                                                      13,049
                                                                                               --------------

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS October 31, 1996, continued

   NUMBER OF                                                                      EXPIRATION
   WARRANTS                                                                          DATE           VALUE
-------------------------------------------------------------------------------------------------------------
             Manufacturing (0.0%)
  4,000      Exide Electronics, Inc. -144A* ..................................     03/15/06     $    140,000
 49,000      Uniroyal Technology Corp.  ......................................     06/01/03           67,375
                                                                                               --------------
                                                                                                     207,375
                                                                                               --------------
             Oil & Gas (0.0%)
  3,450      Empire Gas Corp.  ...............................................     07/15/04           34,500
                                                                                               --------------
             Retail (0.0%)
  1,500      County Seat Holdings Co.  .......................................     10/15/98               15
                                                                                               --------------
             TOTAL WARRANTS
             (Identified Cost $1,040,968) .................................................          783,959
                                                                                               --------------

  PRINCIPAL
  AMOUNT IN                                                                     COUPON   MATURITY
  THOUSANDS                                                                      RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------------
              SHORT-TERM INVESTMENTS (6.4%)
              TIME DEPOSITS (e) (0.4)
              IRELAND (0.0%)
IEP       192 Bankers Trust  .................................................. 5.50  %  11/06/96       312,069
                                                                                                   --------------
              ITALY (0.1%)
ITL   496,930 Bankers Trust  .................................................. 7.50     11/06/96       327,229
                                                                                                   --------------
              NEW ZEALAND (0.1%)
NZ$     1,310 Bankers Trust  .................................................. 9.25     11/06/96       925,519
                                                                                                   --------------
              SPAIN (0.2%)
              Banking -International
ESP   200,945 Bank of New York  ............................................... 6.6875   11/06/96     1,571,478
                                                                                                   --------------
              TOTAL TIME DEPOSITS
              (Identified Cost $3,131,932).......................................................     3,136,295
                                                                                                   --------------
              GOVERNMENT & AGENCY OBLIGATIONS (f) (3.7%)
              NEW ZEALAND (1.8%)
NZ$    19,680 New Zealand Treasury Bill (a)  .................................. 8.83     04/09/97    13,398,471
                                                                                                   --------------
              UNITED STATES (1.9%)
$      14,065 Federal Home Loan Mortgage Corp.  ............................... 5.53     11/01/96    14,065,000
                                                                                                   --------------
              TOTAL GOVERNMENT & AGENCY OBLIGATIONS
              (Amortized Cost $27,577,634)  .....................................................    27,463,471
                                                                                                   --------------

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS October 31, 1996, continued

  PRINCIPAL
  AMOUNT IN                                                                     COUPON   MATURITY
  THOUSANDS                                                                      RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------------
             REPURCHASE AGREEMENT (2.3%)
$    17,192  The Bank of New York (dated 10/31/96; proceeds $17,194,809;
             collateralized by $4,470,785 U.S. Treasury Bond 11.25% due
             02/15/15 valued at $6,713,620 and $9,156,879 U.S. Treasury
             Bond 8.00% due 11/15/21 valued at $10,822,466) (Identified
             Cost $17,192,242)  ..............................................  5.375%   11/01/96   $ 17,192,242
                                                                                                   --------------
             TOTAL SHORT-TERM INVESTMENTS
             (Identified Cost $47,901,808)  .......................................................   47,792,008
                                                                                                   --------------
             TOTAL INVESTMENTS
             (Identified Cost $764,356,067) (g)  .......................................  101.4%     755,662,798
             LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS  ...........................   (1.4)     (10,081,896)
                                                                                          -----    --------------
             NET ASSETS  ...............................................................  100.0%    $745,580,902
                                                                                          =====    ==============

------------
   M     In millions.

   *     Resale is restricted to qualified institutional investors.

   ** Security purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.

   ++ Consists of one or more class of securities traded together as a unit; generally bonds with attached stocks/warrants.

   +     Payment-in-kind security.

   ++ Currently a zero coupon bond and will pay interest at the rate shown at a future specified date.

   (a) Some or all of these securities are segregated in connection with open forward foreign currency contracts and securities purchased on a forward committment basis.

   (b)   Non-income producing security, issuer in default.

   (c)   Non-income producing securities.

   (d)   Acquired through exchange offer.

   (e)   Subject to withdrawal restrictions until maturity.

   (f) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

   (g) The aggregate cost for federal income tax purposes is $764,502,942; the aggregate gross unrealized appreciation is $16,176,596 and the aggregate gross unrealized depreciation is $25,016,740, resulting in net unrealized depreciation of $8,840,144.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DIVERSIFIED INCOME TRUST
PORTFOLIO OF INVESTMENTS October 31, 1996, continued

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT OCTOBER 31, 1996:

                                                       UNREALIZED
     CONTRACTS                            DELIVERY    APPRECIATION/
     TO DELIVER        IN EXCHANGE FOR      DATE      DEPRECIATION
   --------------      ----------------  ----------  --------------
$         5,972,894    DKr   34,877,520   11/01/96     $    9,015
DEM      17,950,000    $     12,315,609   11/12/96        486,014
NLG      11,643,500    $      7,093,951   01/13/97        210,837
DEM       9,120,000    $      6,099,518   07/29/97          3,921
BEF     159,300,000    $      5,211,281   07/31/97         (2,063)
CHF      43,000,000    $     35,875,188   09/19/97        892,130
yen   2,245,000,000    $     20,815,948   10/31/97        (15,529)
                                                    ---------------
      Net unrealized appreciation ................     $1,584,325
                                                    ===============

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DIVERSIFIED INCOME TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996

ASSETS:
Investments in securities, at value
 (identified cost $764,356,067) .........   $755,662,798
Unrealized appreciation on open forward
 foreign currency contracts .............      1,601,917
Cash (including $921,121 in foreign
 currency) ..............................      9,100,490
Receivable for:
  Interest ..............................     16,715,307
  Shares of beneficial interest sold  ...      2,571,781
  Compensated forward foreign currency
   contracts ............................      1,688,164
  Investments sold ......................        997,969
Deferred organizational expenses  .......         13,153
Prepaid expenses and other assets  ......        105,553
                                          --------------
  TOTAL ASSETS ..........................    788,457,132
                                          --------------
LIABILITIES:
Unrealized depreciation on open forward
 foreign currency contracts .............         17,592
Payable for:
  Investments purchased .................     39,794,461
  Shares of beneficial interest
   repurchased ..........................      1,274,240
  Dividends .............................        745,239
  Plan of distribution fee ..............        527,077
  Investment management fee .............        248,036
  Compensated forward foreign currency
   contracts ............................         54,288
Accrued expenses and other payables  ....        215,297
                                          --------------
  TOTAL LIABILITIES .....................     42,876,230
                                          --------------
NET ASSETS:
Paid-in-capital .........................    747,402,397
Net unrealized depreciation .............     (7,061,216)
Accumulated undistributed net investment
 income .................................     12,819,524
Accumulated net realized loss ...........     (7,579,803)
                                          --------------
  NET ASSETS ............................   $745,580,902
                                          ==============
NET ASSET VALUE PER SHARE,
 76,228,524 shares outstanding
 (unlimited shares authorized of $.01
 par value) .............................          $9.78
                                                   =====

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 1996

NET INVESTMENT INCOME:
INTEREST INCOME (net of $299,738 foreign
 withholding tax) ........................   $62,025,343
                                           -------------
EXPENSES
Plan of distribution fee .................     5,383,849
Investment management fee ................     2,533,576
Transfer agent fees and expenses  ........       390,840
Custodian fees ...........................       307,103
Registration fees ........................       135,460
Professional fees ........................        82,977
Shareholder reports and notices ..........        58,262
Organizational expenses ..................        30,268
Trustees' fees and expenses ..............        24,345
Other ....................................        16,325
                                           -------------
  TOTAL EXPENSES .........................     8,963,005
                                           -------------
  NET INVESTMENT INCOME ..................    53,062,338
                                           -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on:
  Investments ............................     1,695,473
  Foreign exchange transactions ..........     3,212,632
                                           -------------
  NET GAIN ...............................     4,908,105
                                           -------------
Net change in unrealized depreciation on:
  Investments ............................    (3,517,689)
  Translation of forward foreign currency
   contracts, other assets and
   liabilities denominated in foreign
   currencies ............................     3,458,343
                                           -------------
  NET DEPRECIATION .......................       (59,346)
                                           -------------
  NET GAIN ...............................     4,848,759
                                           -------------
NET INCREASE .............................   $57,911,097
                                           =============

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DIVERSIFIED INCOME TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                           FOR THE YEAR      FOR THE YEAR
                                                              ENDED             ENDED
                                                         OCTOBER 31, 1996  OCTOBER 31, 1995
-------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income .................................    $ 53,062,338      $ 38,917,441
Net realized gain (loss) ..............................       4,908,105        (6,654,035)
Net change in unrealized depreciation .................         (59,346)       15,624,921
                                                        ----------------  ----------------
  NET INCREASE ........................................      57,911,097        47,888,327
Dividends from net investment income ..................     (47,280,275)      (35,658,766)
Net increase from transactions in shares of beneficial
 interest .............................................     192,406,387       123,275,734
                                                        ----------------  ----------------
  NET INCREASE ........................................     203,037,209       135,505,295
NET ASSETS:
Beginning of period ...................................     542,543,693       407,038,398
                                                        ----------------  ----------------
  END OF PERIOD
  (Including undistributed net investment income of
  $12,819,524 and $3,816,429, respectively) ...........    $745,580,902      $542,543,693
                                                        ================  ================

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DIVERSIFIED INCOME TRUST
NOTES TO FINANCIAL STATEMENTS October 31, 1996


1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Diversified Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's primary investment objective is to provide a high level of current income and, as a secondary objective, seeks to maximize total return, but only when consistent with its primary objective. The Fund was organized as a Massachusetts business trust on December 20, 1991 and commenced operations on April 9, 1992.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service utilizes a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

DEAN WITTER DIVERSIFIED INCOME TRUST
NOTES TO FINANCIAL STATEMENTS October 31, 1996, continued

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward contracts are translated at the exchange rates prevailing at the end of the period; and
(2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

D. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currencies gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

E. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as

DEAN WITTER DIVERSIFIED INCOME TRUST
NOTES TO FINANCIAL STATEMENTS October 31, 1996, continued

dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

G. ORGANIZATIONAL EXPENSES -- Dean Witter InterCapital Inc. (the "Investment Manager") paid the organizational expenses of the Fund in the amount of approximately $151,000 which have been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.40% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act pursuant to which the Fund pays the Distributor compensation, accrued daily and payable monthly, at an annual rate of 0.85% of the lesser of: (a) the average daily aggregate gross sales of the Fund's shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Fund's shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or upon which such charge has been waived; or
(b) the Fund's average daily net assets. Amounts paid under the Plan are paid to the Distributor to compensate it for the services provided and the expenses borne by it and others in the distribution of the Fund's shares, including the payment of commissions for sales of the Fund's shares and incentive compensation to, and expenses of, account executives of Dean Witter Reynolds Inc., an affiliate of the Investment Manager and Distributor, and other employees or selected broker-dealers, who engage in or support distribution of the Fund's shares or who service shareholder accounts, including

DEAN WITTER DIVERSIFIED INCOME TRUST
NOTES TO FINANCIAL STATEMENTS October 31, 1996, continued

overhead and telephone expenses, printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may be compensated under the Plan for its opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses incurred by the Distributor.

Provided that the Plan continues in effect, any cumulative expenses incurred but not yet recovered may be recovered through future distribution fees from the Fund and contingent deferred sales charges from the Fund's shareholders.

Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $12,284,935 at October 31, 1996.

The Distributor has informed the Fund that for the year ended October 31, 1996, it received approximately $1,128,000 in contingent deferred sales charges from certain redemptions of the Fund's shares.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 1996 were as follows:

                                            PURCHASES         SALES
                                         --------------  --------------
Corporate Bonds ........................   $347,502,734    $289,130,184
Foreign Government Bonds ...............    189,265,055     143,517,636
U.S. Government and Agency Obligations      136,990,181      69,146,818

Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At October 31, 1996, the Fund had transfer agent fees and expenses payable of approximately $37,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended October 31, 1996 included in Trustees' fees

DEAN WITTER DIVERSIFIED INCOME TRUST
NOTES TO FINANCIAL STATEMENTS October 31, 1996, continued

and expenses in the Statement of Operations amounted to $10,068. At October 31, 1996, the Fund had an accrued pension liability of $28,014 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                   FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                    OCTOBER 31, 1996               OCTOBER 31, 1995
                            ------------------------------  -----------------------------
                                SHARES           AMOUNT         SHARES          AMOUNT
                            --------------  --------------  -------------  --------------
Sold ......................    36,480,365     $353,997,564    21,219,776     $201,648,052
Reinvestment of dividends .     2,052,285       19,859,631     1,592,451       15,089,111
                            --------------  --------------  -------------  --------------
                               38,532,650      373,857,195    22,812,227      216,737,163
Repurchased ...............   (18,707,218)    (181,450,808)   (9,852,773)     (93,461,429)
                            --------------  --------------  -------------  --------------
Net increase ..............    19,825,432     $192,406,387    12,959,454     $123,275,734
                            ==============  ==============  =============  ==============

6. FEDERAL INCOME TAX STATUS

At October 31, 1996, the Fund had a net capital loss carryover of approximately $9,067,000 of which $3,024,000 will be available through October 31, 2002 and $3,677,000 will be available through October 31, 2003 and $2,366,000 will be available through October 31, 2004 to offset future capital gains to the extent provided by regulations.

As of October 31, 1996, the Fund had temporary book/tax differences primarily attributable to the mark-to-market of open forward foreign currency exchange contracts and compensated forward foreign currency exchange contracts and permanent book/tax differences primarily attributable to foreign currency gains. To reflect reclassifications arising from permanent book/tax differences for the year ended October 31, 1996, accumulated net realized loss was charged and accumulated undistributed net investment income was credited $3,221,032.

7. PURPOSE OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage its foreign currency exposure or to sell, for a fixed amount of U.S. dollars or other currency, the amount of foreign currency approximating the value of some or all of its holdings denominated in such foreign currency or an amount of foreign currency other than the currency in which the securities to be hedged are denominated approximating the value of some or all of its holdings to be hedged. Additionally, when the Investment Manager anticipates

DEAN WITTER DIVERSIFIED INCOME TRUST
NOTES TO FINANCIAL STATEMENTS October 31, 1996, continued

purchasing securities at some time in the future, the Fund may enter into a forward contract to purchase an amount of currency equal to some or all the value of the anticipated purchase for a fixed amount of U.S. dollars or other currency.

To hedge against adverse interest rate, foreign currency and market risks, the Fund may enter into written options on interest rate futures and interest rate futures contracts ("derivative investments").

At October 31, 1996, there were outstanding forward contracts used to facilitate settlement of foreign currency denominated portfolio transactions and manage foreign currency exposure.

These derivative instruments involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At October 31, 1996, the Fund's cash balance consisted principally of interest bearing deposits with Chase Manhattan Bank N.A., the Fund's custodian.

DEAN WITTER DIVERSIFIED INCOME TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:



                                                                                                   FOR THE PERIOD
                                                       FOR THE YEAR ENDED OCTOBER 31               APRIL 9, 1992*
                                         ------------------------------------------------------       THROUGH
                                             1996           1995          1994         1993       OCTOBER 31, 1992
                                         ------------  ------------  ------------  ------------  -----------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period  ..      $9.62         $9.37        $10.20       $10.01     $    10.00
                                         ------------  ------------  ------------  ------------  ----------------
Net investment income ..................       0.78          0.77          0.74         0.77           0.37
Net realized and unrealized gain (loss)        0.10          0.20         (0.80)        0.20             --
                                         ------------  ------------  ------------  ------------  ----------------
Total from investment operations  ......       0.88          0.97         (0.06)        0.97           0.37
                                         ------------  ------------  ------------  ------------  ----------------
Less dividends and distributions from:
 Net investment income .................      (0.72)        (0.72)        (0.64)       (0.73)         (0.36)
 Net realized gain .....................       --             --          (0.01)       (0.05)            --
 Paid-in-capital .......................       --             --          (0.12)         --              --
                                         ------------  ------------  ------------  ------------  ----------------
Total dividends and distributions  .....      (0.72)        (0.72)        (0.77)       (0.78)         (0.36)
                                         ------------  ------------  ------------  ------------  ----------------
Net asset value, end of period .........      $9.78         $9.62        $ 9.37       $10.20     $    10.01
                                         ============  ============  ============  ============  ================
TOTAL INVESTMENT RETURN+  ..............       9.49%        10.76%        (0.69)%      10.00%          3.73%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................       1.42%         1.44%         1.51%        1.58%(4)       0.85%(2)(3)
Net investment income ..................       8.38%         8.30%         7.91%        7.92%(4)       7.86%(2)(3)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands    $745,581      $542,544      $407,038     $167,137        $55,297
Portfolio turnover rate ................         82%           87%           60%         117%            37%(1)

------------
   *   Commencement of operations.
   + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
  (1)  Not annualized.
  (2)  Annualized.
  (3) If the Fund had borne all expenses that were assumed or waived by the Investment Manager, the above annualized expense and net investment income ratios would have been 2.08% and 6.63%, respectively.
  (4) If the Fund had borne all expenses that were assumed or waived by the Investment Manager, the above annualized expense and net investment income ratios would have been 1.66% and 7.84%, respectively.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DIVERSIFIED INCOME TRUST
REPORT OF INDEPENDENT ACCOUNTANTS


TO THE SHAREHOLDERS AND TRUSTEES
OF DEAN WITTER DIVERSIFIED INCOME TRUST

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dean Witter Diversified Income Trust (the "Fund") at October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended and for the period April 9, 1992 (commencement of operations) through October 31, 1992, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
December 17, 1996

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo                                 DEAN WITTER
Edwin J. Garn                                          DIVERSIFIED
John R. Haire                                          INCOME TRUST
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Sheldon Curtis
Vice President, Secretary and General Counsel

Peter M. Avelar
Vice President

Rajesh K. Gupta
Vice President

Vinh Q. Tran
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT
Dean Witter Trust Company
Harborside Financial Center -Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER
Dean Witter InterCapital Inc.
Two World Trade Center                                  ANNUAL REPORT
New York, New York 10048                                OCTOBER 31, 1996


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.